Loss per share - Schedule of Calculation of Net loss Attributable to Equity Holders of the Parent and the Computation of Basic and Diluted Loss Per Share (Details) - Equity Holders [Member] - CAD ($)	3 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Loss per share - Schedule of Calculation of Net loss Attributable to Equity Holders of the Parent and the Computation of Basic and Diluted Loss Per Share (Details) [Line Items]
Loss from continuing operations attributable to equity holders of the parent	$ (27,012,664)	$ (61,188,116)
Gain from discontinuing operations attributable to equity holders of the parent	544,280	1,046,669
Loss attributable to equity holders of the parent	$ (26,468,384)	$ (60,141,447)
Weighted average number of common shares basic	31,483,617	3,587,572
Weighted average number of common shares diluted	31,483,617	3,587,572
Basic loss from continuing operations, per common share	$ (0.86)	$ (17.05)
Diluted loss from continuing operations, per common share	(0.86)	(17.05)
Basic gain from discontinuing operations, per common share	0.02	0.29
Diluted gain from discontinuing operations, per common share	0.02	0.29
Basic loss per common share	(0.84)	(16.76)
Diluted loss per common share	$ (0.84)	$ (16.76)